Offerings	Feb. 10, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Brookfield Asset Management Ltd.
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Preference Shares of Brookfield Asset Management Ltd.
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Limited Voting Shares of Brookfield Asset Management Ltd.
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts of Brookfield Asset Management Ltd.
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants of Brookfield Asset Management Ltd.
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of BAM Finance (Canada) Inc.
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of BAM Finance (Canada) Inc.
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of BAM Finance LLC
Fee Rate	0.01381%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of BAM Finance LLC
Fee Rate	0.01381%
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,350.00
Offering Note	There are being registered under this registration statement on Form F-10 and Form F-3 (this "Registration Statement") such indeterminate number of (i) debt securities of Brookfield Asset Management Ltd. ("BAM"), BAM Finance (Canada) Inc. ("BFC") and BAM Finance LLC ("BFL"); (ii) guarantees by BAM of the debt securities issued by BFC and BFL; and (iii) Class A Preference Shares issuable by BAM ("BAM Preference Shares"), Class A Limited Voting Shares ("BAM Class A Shares") issuable by BAM or to be resold by selling securityholders, subscription receipts ("Subscription Receipts") issuable by BAM and warrants ("Warrants") issuable by BAM, in each case, in offerings from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $3,500,000,000 (in U.S. dollars or the equivalent thereof in non-U.S. currencies). Any securities registered by this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the applicable registrant(s) and/or the selling securityholders in connection with the sale of such securities. In addition, pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the "Securities Act"), the BAM Class A Shares being registered hereunder include such indeterminate number of such securities as may be issuable with respect to the BAM Class A Shares as a result of stock splits, stock dividends, or similar transactions. The guarantees being registered hereon are being sold without separate consideration. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee for the guarantees is payable. This Registration Statement is a joint registration statement on Form F-10 and Form F-3. Given that the SEC requires two separate submissions for the F-10 and the F-3, all of the fees due under the joint registration statement are being paid by the F-10 submission. Accordingly, no additional filing fees are payable in connection with the F-3 submission.